UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                       Report for the Calendar Year or Quarter Ended: 12/31/2002 Check here if Amendment [ ]; Amendment Number:
                            This Amendment (check only one.):
                                     [ ]   is a restatement.
                                     [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     STRALEM & COMPANY, INC.
Address:  645 Madison Avenue, New York, New York 10022

Form 13F File Number: ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name: Phillippe E. Baumann
Title: Executive Vice President
Phone:  212-888-8123
Signature, Place, and Date of Signing:

/s/ Phillippe E. Baumann
-----------------------------
New York, New York
January 9, 2003

Report Type (Check only one):
  [x]  13F HOLDINGS REPORT
  [ ]  13F NOTICE
  [ ]  13F COMBINATION REPORT


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

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:     26
                                           ---


Form 13F Information Table Value Total:    $102,831,000 (thousands)
                                           ------------

List of Other Included Managers:

            Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. NONE



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
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    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)               (ITEM 8)
                                                                                          INVESTMENT  DISCRETION    VOTING AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-     (SHARES)
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER    SOLE SHARED NONE
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)     (B)     (C)     (A)   (B)   (C)
-----------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMEREN CORP                       COMMON       23608102      5,338,000     128,400           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
APPLI ED BIOSYSTEMS               COMMON       38020103        210,000      12,000           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
CELERA GENOMICS                   COMMON       38020202         57,000       6,000           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
CHEVRON                           COMMON      166751107      2,616,000      39,350           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
CON EDISON                        COMMON      209115104      5,612,000     131,050           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN                 COMMON      313400301      3,289,000      55,700           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC                      COMMON      369604103      5,570,000     228,750           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT                        COMMON      437076102      3,669,000     153,150           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
INTEL                             COMMON      458140100      2,088,000     134,100           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                 COMMON      478160104      3,220,000      59,950           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
KEYSPAN CORP                      COMMON      49337W100      5,446,000     154,550           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
LOEWS CORP                        COMMON      540424108      6,038,000     135,800           X       0       X       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
LOWES                             COMMON      548661107      6,324,000     168,650           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
MBIA INC                          COMMON      55262C100      6,223,000     141,875           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
MEDTRONICS                        COMMON      585055106      3,304,000      72,450           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
MERCK                             COMMON      589331107      3,428,000      60,550           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
MICROSOFT                         COMMON      594918104      3,627,000      70,150           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PETROLEUM              COMMON      674599105      4,034,000     142,800           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
ORACLE                            COMMON      68389X105      3,721,000     344,500           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                        COMMON      717081103      1,660,000      54,300           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
PROGRESS ENERGY                   COMMON      743263105      4,348,000     100,300           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                       COMMON      842587107      5,929,000     208,850           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS                  COMMON      866810404      1,257,000     404,300           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
TECO ENERGY                       COMMON      872375100      2,727,000     176,250           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
WAL MART                          COMMON      931142103      6,602,000     130,700           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
WHIRLPOOL                         COMMON      963320106      6,494,000     124,350           X       0       0       X     0     0
-----------------------------------------------------------------------------------------------------------------------------------
                                                           102,831,000   3,438,825
-----------------------------------------------------------------------------------------------------------------------------------